Deferred Revenue - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Revenue
Total deferred revenue	¥ 2,246,163	¥ 2,117,020	¥ 2,337,761
Deferred revenue recognized	1,329,560
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Deferred Revenue
Performance obligation expected to be recognized	¥ 1,621,429
Period of performance obligation expected to be recognized	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Deferred Revenue
Performance obligation expected to be recognized	¥ 624,734
Period of performance obligation expected to be recognized